Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	95 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000037908
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRM All Cap Value Fund - Investor Class
C000003539
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRM Mid Cap Value Fund - Investor Class
C000003541
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRM Small Cap Value Fund - Investor Class
C000003544
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRM Small/Mid Cap Value Fund - Investor Class
Without Sales Load [Member] | C000037909
Average Annual Return [Line Items]
Average Annual Return, Percent	13.77%		8.51%		7.64%
Without Sales Load [Member] | C000037908
Average Annual Return [Line Items]
Average Annual Return, Percent	13.47%		8.23%		7.37%
Without Sales Load [Member] | C000171454
Average Annual Return [Line Items]
Average Annual Return, Percent	10.07%		7.83%	5.52%
Without Sales Load [Member] | C000003538
Average Annual Return [Line Items]
Average Annual Return, Percent	10.39%		8.53%		8.70%
Without Sales Load [Member] | C000003539
Average Annual Return [Line Items]
Average Annual Return, Percent	10.27%		8.35%		8.50%
Without Sales Load [Member] | C000003540
Average Annual Return [Line Items]
Average Annual Return, Percent	13.36%		5.67%		6.61%
Without Sales Load [Member] | C000003541
Average Annual Return [Line Items]
Average Annual Return, Percent	13.17%		5.44%		6.37%
Without Sales Load [Member] | C000003543
Average Annual Return [Line Items]
Average Annual Return, Percent	8.75%		9.18%		7.59%
Without Sales Load [Member] | C000003544
Average Annual Return [Line Items]
Average Annual Return, Percent	8.57%		8.98%		7.36%
Russell 3000 Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%		14.14%		12.15%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	23.13%		14.14%		12.15%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%		15.05%	14.40%
Russell 3000 Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%		14.14%		12.15%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	23.13%		14.14%		12.15%
Russell 3000 Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%		14.14%		12.15%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	23.13%		14.14%		12.15%
Russell 3000 Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%		14.14%		12.15%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	23.13%		14.14%		12.15%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	12.93%		8.89%		8.10%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	12.93%		8.89%		8.10%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	11.98%		8.49%		7.60%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent	11.98%		8.49%		7.60%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	10.90%		7.07%		6.23%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	10.90%		7.07%		6.23%
Russell 2500 Value Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	11.24%		8.01%		6.77%
Russell 2500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	11.24%		8.01%		6.77%